Operating Segments - Summary of Bank's Financial Results by Geographic Region (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Canada [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ 93	$ 66	$ 78
Peru [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	9	6	5
Other International [member]
Disclosure of geographical areas [line items]
Net income from investments in associated corporations	$ 634	$ 476	$ 468